Long term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified		12 Months Ended																							12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Senior Secured Credit Facility	Dec. 31, 2013 Term Loan B Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 Secured Credit Facility	Dec. 31, 2013 5% Convertible Senior Unsecured Notes	Dec. 31, 2013 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Apr. 27, 2011 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Dec. 31, 2013 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 20, 2012 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2013 Total
Loan agreement date		Oct. 02, 2007	Oct. 05, 2007	Jun. 20, 2008	May 13, 2008	May 05, 2008	Nov. 16, 2007	Jul. 23, 2008	Mar. 13, 2008	Feb. 07, 2011	Apr. 20, 2011	Oct. 26, 2011	Apr. 15, 2011	Oct. 24, 2012	Feb. 28, 2013	Jul. 12, 2013	Mar. 31, 2006	Mar. 19, 2012	Jul. 18, 2008	Feb. 14, 2012	Sep. 18, 2007	Nov. 21, 2009	Apr. 14, 2011		Sep. 20, 2012
Original Amount		$ 35,000	$ 90,000	$ 103,200	$ 125,000	$ 90,000	$ 47,000	$ 126,400	$ 130,000	$ 70,000	$ 32,313	$ 141,350	$ 800,000	$ 107,669	$ 1,350,000	$ 1,900,000	$ 753,637	$ 87,654	$ 1,125,000	$ 122,580	$ 325,000	$ 460,000	$ 500,000	$ 500,000	$ 800,000	$ 800,000
December 31, 2012	5,728,049	17,500	57,000	27,250	27,485	42,000	18,000	63,825	32,915	61,833	29,082	134,070	700,000	0	0	0	271,570	18,171	907,500	37,580	103,058	700,000	500,000		800,000		4,548,839
New Loans		0	0	0	0	0	0		0	0	0	0	0	100,856	900,000	1,900,000	0	0	0	81,720	0	0	0		0		2,982,576
Repayments		(500)	0	(3,000)	(5,890)	(6,000)	(2,000)	(10,600)	(2,674)	(4,666)	(2,155)	(10,840)	(700,000)	(4,202)	(10,000)	(4,750)	(97,164)	(1,191)	(907,500)	(3,710)	(26,524)	0	0		0		(1,803,366)
December 31, 2013	$ 5,728,049	$ 17,000	$ 57,000	$ 24,250	$ 21,595	$ 36,000	$ 16,000	$ 53,225	$ 30,241	$ 57,167	$ 26,927	$ 123,230	$ 0	$ 96,654	$ 890,000	$ 1,895,250	$ 174,406	$ 16,980	$ 0	$ 115,590	$ 76,534	$ 700,000	$ 500,000		$ 800,000		$ 5,728,049